Financial Instruments - Schedule of Fair Value Measurement of Assets and Liabilities (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	¥ 14,248,344	¥ 15,108,792
Liabilities	7,312,365	7,834,788
Fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	413,592	413,709
Liabilities	20,890	34,677
Fair value | Derivatives | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	16,309	13,783
Fair value | Derivatives | Derivative hedging instruments | Derivative hedging instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	219	11,325
Fair value | Financial liabilities associated with contingent consideration arrangements | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	4,362	7,772
Fair value | Other | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		1,797
Fair value | Derivatives | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	12,361	17,617
Fair value | Derivatives | Derivative hedging instruments | Derivative hedging instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	72,007	102,606
Fair value | Investments in convertible notes | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	10,424	13,459
Fair value | Investments in debt instruments | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	12,005	1,113
Fair value | Investments in debt instruments | Measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	79,342
Fair value | Financial assets associated with contingent consideration arrangements | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	10,197	12,293
Fair value | Trade and other receivables | Measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	65,568	83,734
Fair value | Equity instruments | Measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	151,687	182,887
Fair value | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	157,415	93,962
Liabilities	0	0
Fair value | Level 1 | Derivatives | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Fair value | Level 1 | Derivatives | Derivative hedging instruments | Derivative hedging instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Fair value | Level 1 | Financial liabilities associated with contingent consideration arrangements | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Fair value | Level 1 | Other | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0
Fair value | Level 1 | Derivatives | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 1 | Derivatives | Derivative hedging instruments | Derivative hedging instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 1 | Investments in convertible notes | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 1 | Investments in debt instruments | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 1 | Investments in debt instruments | Measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	79,342
Fair value | Level 1 | Financial assets associated with contingent consideration arrangements | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 1 | Trade and other receivables | Measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 1 | Equity instruments | Measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	78,073	93,962
Fair value | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	140,467	194,851
Liabilities	6,694	16,002
Fair value | Level 2 | Derivatives | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	6,475	4,677
Fair value | Level 2 | Derivatives | Derivative hedging instruments | Derivative hedging instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	219	11,325
Fair value | Level 2 | Financial liabilities associated with contingent consideration arrangements | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Fair value | Level 2 | Other | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0
Fair value | Level 2 | Derivatives | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	2,892	8,511
Fair value | Level 2 | Derivatives | Derivative hedging instruments | Derivative hedging instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	72,007	102,606
Fair value | Level 2 | Investments in convertible notes | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 2 | Investments in debt instruments | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 2 | Investments in debt instruments | Measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0
Fair value | Level 2 | Financial assets associated with contingent consideration arrangements | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 2 | Trade and other receivables | Measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	65,568	83,734
Fair value | Level 2 | Equity instruments | Measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	115,709	124,896
Liabilities	14,196	18,675
Fair value | Level 3 | Derivatives | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	9,834	9,106
Fair value | Level 3 | Derivatives | Derivative hedging instruments | Derivative hedging instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Fair value | Level 3 | Financial liabilities associated with contingent consideration arrangements | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	4,362	7,772
Fair value | Level 3 | Other | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		1,797
Fair value | Level 3 | Derivatives | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	9,470	9,106
Fair value | Level 3 | Derivatives | Derivative hedging instruments | Derivative hedging instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 3 | Investments in convertible notes | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	10,424	13,459
Fair value | Level 3 | Investments in debt instruments | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	12,005	1,113
Fair value | Level 3 | Investments in debt instruments | Measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0
Fair value | Level 3 | Financial assets associated with contingent consideration arrangements | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	10,197	12,293
Fair value | Level 3 | Trade and other receivables | Measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 3 | Equity instruments | Measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	¥ 73,614	¥ 88,925